Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
18.
Financial assets at fair value
(a)
Financial assets at fair value through other comprehensive income

As at December 31, 2022 and 2023, the Group’s financial assets at fair value through other comprehensive income mainly represented its listed equity investment in Spotify Technology S.A. (“Spotify”) and Warner Music Group Corp (“WMG”).

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
Listed equity investments
At January 1	7,302	3,168
Fair value change	(4,517)	3,270
Currency translation differences	383	102
At December 31	3,168	6,540

(b)
Other investments

Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
At January 1	236	341
Additions	160	10
Disposal	(74)	(11)
Currency translation differences	19	4
At December 31	341	344
Of which are:
Current	37	37
Non-current	304	307
	341	344